AVAILABLE FOR SALE INVESTMENTS (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Available For Sale Investments
Sale of available for sale investments generating realized profits	$ 6,469,344	$ 6,522,549	$ 2,627,490
Realized profits	4,867	12,333	22,473
Sale of available for sale investments generating realized losses	466,732	346,906	346,450
Realized losses	$ 3	$ 132	$ 72